Summary of Aggregate Annual Maturities of Long-Term Indebtedness (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 161,180
2015	160,807
2016	112,829
2017	76,971
2018	82,094
2019 and thereafter	43,680
Total	¥ 637,561	¥ 630,595